Notes to the interim condensed consolidated statement of financial position - Provisions (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Feb. 28, 2025
Short term provisions
Additions	€ 3,051
Closing balance	3,051
Other provisions [abstract]
Additions	3,051
Other provisions at end of period	3,051
Restructuring and restructuring-related provisions	3,100	€ 6,500
Expense of restructuring activities	€ 4,190